LEGG MASON PARTNERS INCOME TRUST
SUPPLEMENT DATED MAY 9, 2012
TO SUMMARY PROSPECTUS, THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, EACH DATED MAY 1, 2012 OF
LEGG MASON WESTERN ASSET CORPORATE BOND FUND
The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:
The fund’s Prospectus, dated May 1, 2012, as supplemented on May 9, 2012, and as may be amended or further supplemented, the fund’s statement of additional information, dated May 1, 2012 and as may be amended or supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated December 31, 2011 are incorporated by reference into this Summary Prospectus.
Effective August 1, 2012, the following text is to be added to, and is to replace any statement to the contrary under, (i) the section headed “Investment Objective” in the fund’s Summary Prospectus and Prospectus and (ii) the section headed “More on the fund’s investment strategies, investments and risks” in the fund’s Prospectus, and (iii) the section headed “Investment Objectives and Principal Investment Strategies—Investment Objective” in the Fund’s Statement of Additional Information:
“The Fund seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000764624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 9, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 9, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	lmpit_SupplementTextBlock
LEGG MASON PARTNERS INCOME TRUST
SUPPLEMENT DATED MAY 9, 2012
TO SUMMARY PROSPECTUS, THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, EACH DATED MAY 1, 2012 OF
LEGG MASON WESTERN ASSET CORPORATE BOND FUND
The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:
The fund’s Prospectus, dated May 1, 2012, as supplemented on May 9, 2012, and as may be amended or further supplemented, the fund’s statement of additional information, dated May 1, 2012 and as may be amended or supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated December 31, 2011 are incorporated by reference into this Summary Prospectus.
Effective August 1, 2012, the following text is to be added to, and is to replace any statement to the contrary under, (i) the section headed “Investment Objective” in the fund’s Summary Prospectus and Prospectus and (ii) the section headed “More on the fund’s investment strategies, investments and risks” in the fund’s Prospectus, and (iii) the section headed “Investment Objectives and Principal Investment Strategies—Investment Objective” in the Fund’s Statement of Additional Information:
“The Fund seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.”

Legg Mason Western Asset Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock
LEGG MASON PARTNERS INCOME TRUST
SUPPLEMENT DATED MAY 9, 2012
TO SUMMARY PROSPECTUS, THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, EACH DATED MAY 1, 2012 OF
LEGG MASON WESTERN ASSET CORPORATE BOND FUND
The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:
The fund’s Prospectus, dated May 1, 2012, as supplemented on May 9, 2012, and as may be amended or further supplemented, the fund’s statement of additional information, dated May 1, 2012 and as may be amended or supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated December 31, 2011 are incorporated by reference into this Summary Prospectus.
Effective August 1, 2012, the following text is to be added to, and is to replace any statement to the contrary under, (i) the section headed “Investment Objective” in the fund’s Summary Prospectus and Prospectus and (ii) the section headed “More on the fund’s investment strategies, investments and risks” in the fund’s Prospectus, and (iii) the section headed “Investment Objectives and Principal Investment Strategies—Investment Objective” in the Fund’s Statement of Additional Information:
“The Fund seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.”